Taxation	6 Months Ended
Jun. 30, 2020
Taxation [Abstract]
Taxation

3. Taxation

The Group’s income tax expense recognized in the condensed interim consolidated statement of profit or loss is presented as follows:

	SIX MONTHS ENDED
	June 30,	June 30,
	2020	2019
Deferred income tax expense	—	—
Deferred income tax gain	10,642	261,394
Total income tax (expense)/gain	10,642	261,394

The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of June 30, 2020 and 2019 is presented as follows:

	June 30,	June 30,
	2020	2019
Deferred Tax liabilities
Intangible assets	(212,844)	(211,233)
Derivative financial asset	0	(17,388)
Total	(212,844)	(228,621)
Deferred Tax assets
Net operation loss (NOL)	76,337	149,029
Total	76,337	149,029
Deferred Tax, net	(136,507)	(79,592)